TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
The following table summarises trade and other payables as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Trade accounts payable	1,105	1,057
Accrued customer marketing costs	753	648
Accrued deposits	282	266
Accrued compensation and benefits	269	249
Accrued taxes	273	167
Other accrued expenses	146	146
Total trade and other payables	2,828	2,533